UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-4798

Strong Government Securities Fund, Inc., on behalf of the Strong Government Securities Fund
(Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2005

Date of reporting period:  January 31, 2005


Item 1.   Schedule of Investments

Strong Government Securities Fund
January 31, 2005 (Unaudited)
                                                                  Shares or Principal
                                                                       Amount                    Value
----------------------------------------------------------------------------------------------------------
United States Government & Agency Issues  97.1%
FHA Insured Project Loan 956-55054, 2.93%, Due 11/01/12                  $  2,254,223        $  2,209,139
FHLMC Adjustable Rate Guaranteed Mortgage Participation
Certificates, 4.125%, Due 7/25/43                                          17,615,812          17,878,717
FHLMC Adjustable Rate Participation Certificates:
     Pool #1B0123, 6.135%, Due 9/01/31                                        142,512             146,660
     Pool #1B0128, 6.179%, Due 9/01/31                                        157,815             161,045
     Pool #1B0129, 6.077%, Due 9/01/31                                      3,493,514           3,584,806
     Pool #611023, 4.073%, Due 10/01/26                                     2,102,967           2,173,060
     Pool #786823, 6.03%, Due 7/01/29                                       7,698,280           8,095,815
     Pool #789483, 5.665%, Due 6/01/32                                      2,553,056           2,658,957
     Pool #865496, 5.509%, Due 5/01/26                                        380,374             392,268
     Series 1582, Class A, 5.00%, Due 9/15/08                               2,926,632           2,979,988
     Series T-15, Class A6, 2.76%, Due 11/25/28                             1,586,502           1,588,007
     Series T-35, Class A, 2.67%, Due 9/25/31                               3,843,815           3,847,563
FHLMC Debentures, 5.625%, Due 3/15/11                                      11,200,000          12,090,691
FHLMC Guaranteed Mortgage Participation Certificates:
     Series T-55, Class 1A1B, 6.50%, Due 3/25/43                           15,263,202          15,713,551
     9.50%, Due 2/25/42                                                     5,931,988           6,543,724
FHLMC Notes:
     4.75%, Due 5/06/13                                                    15,000,000          14,810,460
     6.875%, Due 9/15/10                                                   17,080,000          19,459,739
FHLMC Participation Certificates:
     5.00%, Due 8/01/19                                                    19,579,126          19,906,698
     6.293%, Due 1/01/26                                                      379,513             373,752
     6.50%, Due 5/01/11                                                     2,173,429           2,282,140
     7.00%, Due 11/17/13 thru 1/25/21                                       5,920,247           6,228,000
     7.25%, Due 7/01/08                                                        12,585              12,783
     7.26%, Due 6/01/06                                                     5,945,313           6,212,852
     7.50%, Due 12/01/11 thru 12/01/12                                     34,892,671          36,584,507
     8.00%, Due 7/01/08 thru 2/01/17                                        1,968,400           2,088,245
     8.50%, Due 7/01/07 thru 6/01/17                                        2,300,392           2,411,910
     9.00%, Due 8/01/09 thru 4/01/21                                        2,691,755           2,943,025
     9.50%, Due 4/01/07 thru 4/1/25                                         7,147,731           7,938,757
     10.00%, Due 10/15/19 thru 2/17/25                                      9,580,752          10,780,370
     10.50%, Due 8/01/19 thru 8/01/20                                         710,521             810,573
     14.00%, Due 11/01/12                                                         403                 471
     14.50%, Due 3/01/11 thru 12/01/11                                          1,511               1,739
     14.75%, Due 8/01/11                                                          192                 220
     15.00%, Due 8/01/11                                                        6,226               7,168
FHLMC Structured Pass-Thru Securities, Series T-23, Class A,
2.67%, Due 5/25/30                                                          6,331,489           6,337,098
FHLMC Variable Rate Structured Pass-Thru Securities, Series
T-55, Class 2A1, 4.3237%, Due 3/25/43                                       6,080,305           6,184,598
FNMA Adjustable Rate Grantor Trust, 4.8404%, Due 7/25/41                    7,546,630           7,697,563
FNMA Adjustable Rate Guaranteed Mortgage Pass-Thru Certificates:
     4.671%, Due 4/01/14                                                   18,817,913          18,992,568
     4.832%, Due 7/01/33                                                    9,293,666           9,771,967
     Pool #103102, 3.45%, Due 3/01/18                                       1,061,799           1,077,561
     Pool #457277, 7.10%, Due 10/01/27                                      2,712,036           2,846,975
     Pool #534738, 3.927%, Due 5/01/27                                      1,661,306           1,720,800
     Pool #538435, 4.476%, Due 7/01/26                                      2,509,936           2,585,385
     Pool #545117, 6.643%, Due 12/01/40                                       593,787             610,291
     Pool #545187, 5.93%, Due 9/01/31                                       4,467,817           4,545,123
     Pool #545208, 5.801%, Due 9/01/31                                      1,577,575           1,627,747
     Pool #545460, 5.818%, Due 11/01/31                                     3,760,796           3,896,512
     Pool #54844, 3.662%, Due 9/01/27                                       4,431,968           4,563,664
     Pool #635726, 5.47%, Due 4/01/32                                       3,617,206           3,707,983
     Pool #646643, 5.893%, Due 6/01/32                                      1,510,215           1,542,213
     Pool #66414, 4.611%, Due 9/01/28                                       3,560,517           3,578,319
     Pool #675479, 5.074%, Due 1/01/33                                     12,396,378          12,563,923
     Pool #675491, 4.959%, Due 4/01/33                                     10,887,802          11,061,327
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Certificates, Series 1999-W6, Class A, 9.3903%, Due
9/25/28                                                                     1,195,605           1,357,810
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Pass-Thru Trust:
     Series 2002-T5, Class A1, 2.65%, Due 5/25/32                           2,159,060           2,163,296
     Series 2003-W10, Class 3A2A, 2.196%, Due 7/25/37                      13,670,164          13,532,178
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Trust Participation Certificates:
     Series 2003-W5, Class A, 2.64%, Due 4/25/33                            7,804,618           7,832,448
     Series 2003-W6, Class 6A, 4.2279%, Due 8/25/42                        14,347,897          14,660,636
     Series 2003-W6, Class PT4, 9.7762%, Due 10/25/42                      13,914,036          15,279,351
     Series 2003-W8, Class PT1, 10.0291%, Due 12/25/42                      7,303,137           8,019,758
     Series 2003-W9, Class A, 2.65%, Due 6/25/33                            2,582,822           2,583,757
     Series 2003-W11, Class A1, 6.84%, Due 6/25/33                          5,280,949           5,473,415
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Trust Pass-Thru Certificates:
     Series 2003-T2, Class A1, 2.67%, Due 3/25/33                           5,179,438           5,168,561
     Series 2003-W3, Class 1A4, 4.1741%, Due 8/25/42                       19,635,476          20,068,070
     Series 2004-T6, Class 1AV1, 2.68%, Due 1/25/35                        25,888,630          25,897,731
FNMA Bonds, 6.625%, Due 11/15/30                                            5,000,000           6,190,835
FNMA Grantor Trust Adjustable Rate Certificates, Series
2002-T12, Class A5, 4.3836%, Due 10/25/41                                   7,702,290           7,870,176
FNMA Guaranteed Mortgage Pass-Thru Certificates:
     4.50%, Due 1/01/19                                                    51,584,895          51,647,303
     5.00%, Due 7/01/06 thru 3/01/34                                       56,516,854          56,753,100
     5.50%, Due 6/01/34                                                    82,185,463          83,687,916
     6.00%, Due 12/01/13 thru 5/01/16                                      20,276,878          21,262,621
     6.203%, Due 5/01/09                                                   10,852,423          11,538,368
     6.221%, Due 12/01/08                                                  35,977,662          38,239,358
     7.00%, Due 9/01/15                                                        61,606              64,277
     7.50%, Due 7/01/15                                                        64,376              67,586
     8.00%, Due 6/01/12 thru 11/01/26                                      17,600,106          18,924,019
     8.50%, Due 7/01/10 thru 6/01/27                                       12,156,627          13,421,026
     8.75%, Due 1/01/10                                                       130,482             140,649
     9.00%, Due 11/01/12 thru 7/01/28                                       2,761,013           3,048,155
     9.50%, Due 12/15/20 thru 7/01/28                                       2,006,175           2,277,810
     10.00%, Due 12/01/20                                                   1,208,964           1,373,598
     11.00%, Due 2/01/19 thru 10/15/20                                      1,040,302           1,177,939
     12.00%, Due 7/15/14                                                      757,440             880,205
     13.25%, Due 4/01/12                                                          228                 248
     14.50%, Due 1/01/12                                                        1,183               1,240
     15.50%, Due 10/01/12                                                       1,485               1,740
FNMA Guaranteed Real Estate Mortgage Investment Conduit
Pass-Thru Certificates:
     7.00%, Due 10/25/21 thru 6/25/22                                       6,583,816           6,912,590
     8.00%, Due 6/25/21 thru 4/25/22                                        3,474,597           3,646,948
     8.75%, Due 12/25/19 thru 1/25/21                                       1,677,626           1,823,164
     9.00%, Due 7/25/20 thru 4/25/21                                        1,180,511           1,290,456
     9.20%, Due 12/25/19                                                      561,465             610,926
     9.25%, Due 4/25/18                                                       234,213             254,129
     9.40%, Due 10/25/19                                                      424,008             460,702
     9.50%, Due 3/25/19 thru 12/25/41                                      21,184,528          23,341,926
     9.67%, Due 8/25/20                                                     1,843,213           2,046,436
     10.00%, Due 3/25/19 thru 5/25/19                                       4,096,710           4,585,496
     10.10%, Due 2/25/18                                                      544,310             606,794
FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru
Trust, Series 2004-W15, Class 1A3:
     7.00%, Due 8/25/44                                                    14,439,869          15,288,881
     9.50%, Due 8/25/41                                                     3,257,298           3,593,207
FNMA Guaranteed Real Estate Mortgage Investment Conduit Trust
Pass-Thru Certificates, 4.75%, Due 12/25/42                                 5,000,000           4,999,315
FNMA Interest Only Stripped Mortgage-Backed Securities, Series
265, Class 2, 9.00%, Due 3/01/24                                            1,341,929           1,415,722
FNMA Notes:
     5.25%, Due 6/15/06                                                    28,885,000          29,640,949
     5.75%, Due 2/15/08                                                    17,400,000          18,425,295
FNMA Stripped Mortgage-Backed Securities:
     Series 161, Class 2, Interest Only, 8.50%, Due 7/25/22                   445,075              91,738
     Series B, Class B-1, 6.00%, Due 5/01/09                                  379,409             382,102
     Series C, Class C-1, 6.00%, Due 5/01/09                                  340,354             342,944
     Series K, Class K-1, 6.00%, Due 11/01/08                                 852,461             861,425
FNMA TBA Mortgage Pass-Thru Certificates, 5.00%, Due 2/15/10
thru 2/15/35 (d)                                                          170,215,000         170,724,436
GNMA Guaranteed Adjustable Rate Pass-Thru Certificates:
     Pool #8678, 3.75%, Due 8/20/20                                         1,458,907           1,487,115
     Pool #8714, 4.125%, Due 11/20/20                                         873,705             895,527
GNMA Guaranteed Pass-Thru Certificates:
     7.50%, Due 12/15/10                                                    1,650,471           1,734,552
     8.00%, Due 12/15/23                                                    3,917,335           4,346,176
     8.35%, Due 4/15/20                                                     3,046,271           3,335,355
     8.40%, Due 5/15/20                                                     1,743,790           1,938,338
     9.00%, Due 12/15/06 thru 12/15/09                                        204,757             206,989
     9.50%, Due 10/20/19                                                    1,113,142           1,249,785
     12.50%, Due 4/15/19                                                      589,052             693,013
     13.00%, Due 2/15/11 thru 11/15/14                                         21,360              24,884
     13.50%, Due 10/15/12                                                       3,580               4,122
     14.00%, Due 9/20/14                                                        7,111               8,266
     15.00%, Due 6/15/12 thru 9/15/12                                          19,645              23,015
GNMA Guaranteed Real Estate Investment Conduit Pass-Thru
Securities:
     Series 2004-100, Class B, 4.603%, Due 2/16/43                         20,000,000          20,013,304
     Series 2004-103, Class C, 4.698%, Due 12/16/27                        12,404,000          12,407,876
USGI Federal Housing Authority Variable Rate Insured Project
Loan, Pool #2040, 3.025%, Due 11/01/06                                         86,221              86,221
United States Treasury Bonds:
     3.625%, Due 1/15/10 (f)                                               11,875,000          11,840,681
     5.375%, Due 2/15/31(f)                                                27,500,000          30,771,015
     6.00%, Due 2/15/26 (f)                                                10,000,000          11,784,380
     7.125%, Due 2/15/23 (f)                                               20,150,000          26,294,964
     7.25%, Due 5/15/16 (f)                                                13,560,000          17,134,863
     8.50%, Due 2/15/20 (f)                                                15,240,000          21,859,281
     9.25%, Due 2/15/16 (f)                                                19,050,000          27,405,959
     10.00%, Due 5/15/10                                                    8,600,000           8,780,738
     10.375%, Due 11/15/12 (f)                                             11,570,000          13,683,793
     12.00%, Due 8/15/13                                                   28,595,000          36,561,395
     12.75%, Due 11/15/10                                                  20,000,000          21,511,720
----------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues (Cost
$1,307,627,344)                                                                             1,325,863,105
----------------------------------------------------------------------------------------------------------

Corporate Bonds 0.7%
General Electric Company Notes, 5.00%, Due 2/01/13 (f)                      9,700,000          10,012,485
Sears Roebuck Acceptance Corporation Senior Notes, 6.70%, Due
4/15/12                                                                           172                 179
----------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $9,663,722)                                                        10,012,664
----------------------------------------------------------------------------------------------------------

Municipal Bonds 1.9%
Arkansas Development Finance Authority Revenue, 9.75%, Due
11/15/14                                                                    3,100,000           3,700,408
Colorado Health Facilities Authority Retirement Facilities
Revenue - Liberty Heights Project, Zero %, Due 7/15/24                      4,360,000           1,694,950
Dawson Ridge, Colorado Metropolitan District Number 1 General
Obligation Refunding, Series A, Zero %, Due 10/01/22 (g)                   10,000,000           4,362,500
Kanawha, Mercer and Nicholas Counties, West Virginia Single
Family Mortgage Revenue, Zero %, Due 2/01/15 (Pre-Refunded to
$89.85 on 2/01/14)                                                          2,260,000           1,409,675
Retama, Texas Development Corporation Special Facilities Revenue
- Retama Racetrack Project, 10.00%, Due 12/15/20 (g)                        5,405,000           8,269,650
Savannah, Georgia Economic Development Authority Revenue -
Southern Care Corporation Project, Zero %, Due 12/01/21                    10,000,000           4,562,500
Tampa, Florida Solid Waste System Revenue Refunding, 4.30%, Due
10/01/07                                                                    2,000,000           2,090,000
----------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $24,563,551)                                                       26,089,683
----------------------------------------------------------------------------------------------------------

Variable Rate Municipal Bonds 0.1%
Wisconsin Health and Educational Facilities Authority Revenue -
Hospital Sisters Services, Inc. Project, 4.00%, Due 12/01/22
(Mandatory Put at $100 on 12/01/06)                                         1,350,000           1,378,687
----------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $1,415,108)                                           1,378,687
----------------------------------------------------------------------------------------------------------

Non-Agency Mortgage & Asset-Backed Securities  4.6%
Bank of America Alternative Loan Trust Pass-Thru Certificates,
Series 2004-8, Class 2CB1, 6.00%, Due 9/25/34                              11,692,250          12,016,190
Citibank Credit Card Issuance Trust Notes, Series 2003-A7, Class
A7, 4.15%, Due 7/07/17                                                      4,908,000           4,759,104
Federal Agricultural Mortgage Corporation Guaranteed Variable
Rate Mortgage Pass-Thru Certificates: (e)
     Series GS-1001, Class 1, 7.021%, Due 1/25/08                             551,552             551,552
     Series GS-1002, Class 1, 6.709%, Due 7/25/08                             426,559             426,559
Greenwich Capital Commercial Funding Corporation Interest Only
Variable Rate Mortgage Pass-Thru Certificates, Series 2002-C1,
Class XPB, 1.7576%, Due 1/11/35 (b)                                       157,721,500           7,947,996
NAAC Reperforming Loan Real Estate Mortgage Investment Conduit
Trust Variable Rate Pass-Thru Certificates, Series 2004-R2,
Class A1, 6.50%, Due 10/25/34 (b)                                          10,422,890          10,831,103
Salomon Brothers Mortgage Securities VII, Inc. Interest Only
Floating Rate Mortgage Pass-Thru Certificates, Series 2001-C2,
Class X-2, 0.8011%, Due 11/13/11                                          125,500,000           4,134,384
Small Business Administration Guaranteed Loan: (e)
     Pool # 440017, Interest Only Custodial Receipts, Series
1992-6A, 2.473%, Due 10/15/17                                               8,091,646             335,045
     Pool #440019, Interest Only Custodial Receipts, Series
1993-1A, 2.5312%, Due 2/28/18                                               6,939,368             287,333
United States Department of Veterans Affairs Guaranteed Real
Estate Mortgage Investment Conduit Pass-Thru Certificates -
Vendee Mortgage Trust:
     Series 1995-1, Class 4, 8.89%, Due 2/15/25                             1,759,466           1,923,070
     Series 1995-2, Class 3, 8.7925%, Due 6/15/25                           2,893,465           3,172,978
Wachovia Bank Commercial Mortgage Trust Interest Only Mortgage
Pass-Thru Certificates, Series 2002-C2, Class 3, 1.3678%, Due
11/15/34 (b)                                                               90,957,000           3,695,128
----------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost
$54,391,599)                                                                                   50,080,442
----------------------------------------------------------------------------------------------------------

Short-Term Investments (a) 15.9%
Collateral Received for Securities Lending 8.4%
Navigator Prime Portfolio                                                 113,431,119         113,431,119

Non-Agency Mortgage & Asset-Backed Securities 0.0%
Residential Asset Mortgage Products, Inc. Interest Only
Asset-Backed Pass-Thru Certificates, Series 2002-RS6, Class
A-I-IO, 2.00%, Due 4/25/05                                                 41,243,085             128,678
Structured Asset Investment Loan Trust, Interest Only Mortgage
Pass-Thru Certificates, Series 2003-BC1, Class A, 6.00%, Due
2/25/05                                                                    27,457,708             100,821
                                                                                     ---------------------
Total Non-Agency Mortgage & Asset-Backed Securities                                               229,499

Repurchase Agreements 7.4%
ABN AMRO Inc. (Dated 1/31/05), 2.47%, Due 2/01/05 (Repurchase
proceeds $97,506,690); Collateralized by: United States
Government & Agency Issues                                                 97,500,000          97,500,000
State Street Bank (Dated 1/21/05), 0.85%, Due 2/01/05
(Repurchase proceeds $2,860,868); Collateralized by: United
States Government & Agency Issues                                           2,860,800           2,860,800
                                                                                     ---------------------
Total Repurchase Agreements                                                                   100,360,800

United States Government & Agency Issues 0.1%
FHLMC Guaranteed Interest Only Participation Certificates,
Series T-53, Class S, 6.50%, Due 6/25/05                                   30,025,000             633,527
FHLMC Participation Certificates, 10.00%, Due 10/01/05                         19,390              19,774
FNMA Guaranteed Mortgage Pass-Thru Certificates:
     5.60%, Due 11/01/05                                                      214,914             216,337
     6.695%, Due 8/01/05                                                      174,988             175,230
United States Treasury Bills, Due 1/10/05 thru 4/28/05 (c)                    435,000             433,705
                                                                                     ---------------------
Total United States Government & Agency Issues                                                  1,478,573
----------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $215,425,574)                                              215,499,991
----------------------------------------------------------------------------------------------------------

Total Investments in Securities (Cost $1,613,086,898) 120.3%                                1,628,924,572
Other Assets and Liabilities, Net (20.3%)                                                    (274,780,713)
----------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                          $1,354,143,859
==========================================================================================================

FUTURES
----------------------------------------------------------------------------------------------------
                                                                                   Unrealized
                                                              Underlying Face     Appreciation/
                                         Expiration Date      Amount at Value    (Depreciation)
----------------------------------------------------------------------------------------------------
Purchased:
550 Five-Year U.S. Treasury Notes              3/05           $   60,087,500      $ (122,650)
Sold:
775 Ten-Year U.S. Treasury Notes               3/05              (87,005,859)       (987,858)

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) All or a portion of security is pledged as collateral to cover margin requirements on open futures contracts.
(d) All or a portion of security is when-issued.
(e) Illiquid security.
(f) All or a portion of security is on loan.
(g) Escrowed to maturity.

Percentages are stated as a percent of net assets.

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Government Securities Fund, Inc., on behalf of the Strong Government Securities Fund


By:      /s/ Dana J. Russart
         ------------------------------
         Dana J. Russart, Principal Executive Officer

Date:    March 30, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    March 30, 2005